Commitments and Contingencies (Details) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013
Royalties from Licensing Arrangements
Commitments and Contingencies
Outstanding licensing agreements	9
Royalties from Licensing Arrangements | Ragnarok Online | Minimum
Commitments and Contingencies
Licensing agreements, percentage of royalty receivable	16.00%
Royalties from Licensing Arrangements | Ragnarok Online | Maximum
Commitments and Contingencies
Licensing agreements, percentage of royalty receivable	40.00%
Licensed games | Ragnarok Online | Minimum
Commitments and Contingencies
Contract period after commercialization in each geographic location	1 year
Licensed games | Ragnarok Online | Maximum
Commitments and Contingencies
Contract period after commercialization in each geographic location	3 years
Licensed games | Steal Fighter
Commitments and Contingencies
Amount committed for license fee payment		200
Licensed games | Web browser-based game
Commitments and Contingencies
Amount committed for license fee payment		450